Exhibit 99.1

World Omni Auto Receivables Trust 2015-B

Monthly Servicer Certificate

August 31, 2019

Dates Covered
Collections Period	08/01/19 - 08/31/19
Interest Accrual Period	08/15/19 - 09/15/19
30/360 Days	30
Actual/360 Days	32
Distribution Date	09/16/19

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 07/31/19	122,420,981.57	14,328
Yield Supplement Overcollateralization Amount 07/31/19	1,690,622.06	0
Receivables Balance 07/31/19	124,111,603.63	14,328
Principal Payments	8,317,014.04	389
Defaulted Receivables	246,943.74	22
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 08/31/19	1,504,195.68	0
Pool Balance at 08/31/19	114,043,450.17	13,917

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	1,080,585,328.57	48,642

Pool Factor	10.69%

Prepayment ABS Speed	1.16%

Overcollateralization Target Amount	10,324,099.57
Actual Overcollateralization	10,324,099.57

Weighted Average APR	4.21%
Weighted Average APR, Yield Adjusted	5.74%
Weighted Average Remaining Term	22.74

Delinquent Receivables:
Past Due 31-60 days	3,630,813.35	288
Past Due 61-90 days	1,058,384.53	82
Past Due 91-120 days	94,232.60	9
Past Due 121+ days	0.00	0
Total	4,783,430.48	379

Total 31+ Delinquent as % Ending Pool Balance	4.19%

Recoveries	245,111.36

Aggregate Net Losses/(Gains) - August 2019	1,832.38

Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.02%
Prior Net Losses Ratio	1.44%
Second Prior Net Losses Ratio	0.45%
Third Prior Net Losses Ratio	0.26%
Four Month Average	0.54%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.94%

Flow of Funds	$ Amount

Collections	8,998,089.20
Advances	(657.57)
Investment Earnings on Cash Accounts	33,060.42
Servicing Fee	(103,426.34)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	8,927,065.71

Distributions of Available Funds
(1) Class A Interest	139,436.55
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	37,911.67
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	8,377,531.40
(7) Supplemental Reserve Amount	0.00
(8) Distribution to Certificateholders	372,186.09
(9) Remaining Amounts	0.00

Total Distributions of Available Funds	8,927,065.71

Servicing Fee	103,426.34
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	988,000,000.00
Original Class B	21,160,000.00

Total Class A & B
Note Balance @ 08/15/19	112,096,882.00
Principal Paid	8,377,531.40
Note Balance @ 09/16/19	103,719,350.60

Class A-1
Note Balance @ 08/15/19	0.00
Principal Paid	0.00
Note Balance @ 09/16/19	0.00
Note Factor @ 09/16/19	0.0000000%

Class A-2a
Note Balance @ 08/15/19	0.00
Principal Paid	0.00
Note Balance @ 09/16/19	0.00
Note Factor @ 09/16/19	0.0000000%

Class A-2b
Note Balance @ 08/15/19	0.00
Principal Paid	0.00
Note Balance @ 09/16/19	0.00
Note Factor @ 09/16/19	0.0000000%

Class A-3
Note Balance @ 08/15/19	0.00
Principal Paid	0.00
Note Balance @ 09/16/19	0.00
Note Factor @ 09/16/19	0.0000000%

Class A-4
Note Balance @ 08/15/19	90,936,882.00
Principal Paid	8,377,531.40
Note Balance @ 09/16/19	82,559,350.60
Note Factor @ 09/16/19	66.0474805%

Class B
Note Balance @ 08/15/19	21,160,000.00
Principal Paid	0.00
Note Balance @ 09/16/19	21,160,000.00
Note Factor @ 09/16/19	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	177,348.22
Total Principal Paid	8,377,531.40
Total Paid	8,554,879.62

Class A-1
Coupon	0.41000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	0.96000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	2.19513%
Coupon	2.59513%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	1.49000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-3 Holders	0.00

Class A-4
Coupon	1.84000%
Interest Paid	139,436.55
Principal Paid	8,377,531.40
Total Paid to A-4 Holders	8,516,967.95

Class B
Coupon	2.15000%
Interest Paid	37,911.67
Principal Paid	0.00
Total Paid to B Holders	37,911.67

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.1757385
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	8.3014898
Total Distribution Amount	8.4772283

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.0000000

A-4 Interest Distribution Amount	1.1154924
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	67.0202512
Total A-4 Distribution Amount	68.1357436

B Interest Distribution Amount	1.7916668
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.7916668

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 07/31/19	39,979.58
Balance as of 08/31/19	39,322.01
Change	(657.57)

Reserve Account
Balance as of 08/15/19	17,081,024.89
Investment Earnings	31,944.58
Investment Earnings Paid	(31,944.58)
Deposit/(Withdrawal)	-
Balance as of 09/16/19	17,081,024.89
Change	-

Required Reserve Amount	17,081,024.89